General Information and Basis of Operation (Details) - Schedule of Company and its Subsidiaries	12 Months Ended
Dec. 31, 2023
Top Wealth Group Holding Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Feb. 01, 2023
Holding company	Winwin Development Group Limited
Nature of business	Investment holding
Top Wealth (BVI) Group Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Jan. 18, 2023
Holding company	Top Wealth Group Holding Limited
Nature of business	Investment holding
Top Wealth Group (International) Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Sep. 22, 2009
Holding company	Top Wealth (BVI) Group Limited
Nature of business	Trading of caviar